CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents (including cash and cash equivalents of the consolidated VIEs that can be used only to settle obligations of the consolidated VIEs of nil and RMB26,166 (US$4,106) as of December 31, 2020 and 2021, respectively)	¥ 3,571,745	$ 560,485	¥ 1,180,787
Restricted cash	675,159	105,947	1,998,323
Short-term investments	147,359	23,124	228,371
Accounts and notes receivable, net of allowance of RMB204,124 and RMB227,593(US$35,714) as of December 31, 2020 and 2021, respectively	827,631	129,873	825,700
Prepayments and other current assets (including prepayments and other current assets of the consolidated VIEs that can be used only to settle obligations of the consolidated VIEs of nil and RMB12,046 (US$1,890) as of December 31, 2020 and 2021, respectively)	1,172,472	183,985	1,603,447
Lease rental receivables	298,364	46,820	497,127
Amounts due from related parties	125,198	19,646	182,409
Inventories	25,622	4,021	28,269
Assets held-for-sale - current			2,823,278
Total current assets	6,843,550	1,073,901	9,367,711
Non-current assets:
Restricted cash	1,069,244	167,788	333,313
Non-current deposits	92,866	14,573	97,889
Operating lease right-of-use assets	1,899,522	298,076	1,878,312
Lease rental receivables	235,429	36,944	647,678
Long-term investments	219,171	34,393	221,426
Property and equipment, net	762,642	119,675	822,114
Intangible assets, net	55,684	8,738	43,897
Goodwill	54,135	8,495	54,135
Other non-current assets	111,640	17,519	509,023
Assets held-for-sale - non-current			5,895,325
Total non-current assets	4,500,333	706,201	10,503,112
Total assets	11,343,883	1,780,102	19,870,823
Current liabilities:
Accounts and notes payable (including accounts and notes payable of the consolidated VIEs without recourse to the primary beneficiary of RMB61,088 and RMB60,669 (US$9,521) as of December 31, 2020 and 2021, respectively)	1,353,150	212,340	1,509,894
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB154,852 and RMB18,251 (US$2,865) as of December 31, 2020 and 2021, respectively)	1,591,639	249,763	1,407,253
Customer advances and deposits and deferred revenue (including customer advances and deposits and deferred revenue of the consolidated VIEs without recourse to the primary beneficiary of RMB10,213 and RMB341 (US$54) as of December 31, 2020 and 2021, respectively)	298,353	46,818	281,298
Operating lease liabilities (including operating lease liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB8,104 and RMB880(US$138) as of December 31, 2020 and 2021, respectively)	518,248	81,324	531,736
Financing lease liabilities	1,851	290	1,581
Amounts due to related parties	2,763	434	29,247
Income tax payable (including income tax payable of the consolidated VIEs without recourse to the primary beneficiary of RMB4 and nil as of December 31, 2020 and 2021, respectively)	587	92	14,550
Short-term bank loans (including short-term bank loans of the consolidated VIEs without recourse to the primary beneficiary of RMB5,000 and RMB120,500 (US$18,909) as of December 31, 2020 and 2021, respectively)	530,495	83,246	2,133,287
Long-term borrowings - current portion (including long-term borrowings - current portion of the consolidated VIEs without recourse to the primary beneficiary of RMB96,829 and RMB84,006(US$13,182) as of December 31, 2020 and 2021, respectively)	287,814	45,164	95,149
Convertible senior notes held by a related party - current	633,475	99,406
Convertible senior notes held by third parties-current	633,475	99,406
Liabilities held-for-sale - current (including liabilities held-for-sale of the consolidated VIEs without recourse to the primary beneficiary of RMB6,630,254 and nil as of December 31, 2020 and 2021, respectively)			6,630,254
Total current liabilities	5,851,850	918,283	12,634,249
Non-current liabilities
Operating lease liabilities (including operating lease liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB7,043 and nil as of December 31, 2020 and 2021, respectively)	1,456,843	228,610	1,391,518
Financing lease liabilities	2,121	333	2,698
Long-term bank loans (including long-term bank loan of the consolidated VIEs without recourse to the primary beneficiary of RMB961 and nil as of December 31, 2020 and 2021, respectively)	769,767	120,793	78,548
Long-term borrowings	67,080	10,526
Convertible senior notes held by a related party	955,097	149,876	1,617,846
Convertible senior notes held by third parties			642,121
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB106,620 and nil as of December 31, 2020 and 2021, respectively)	24,261	3,807	107,763
Liabilities held-for-sale - non-current (including liabilities held-for-sale of the consolidated VIEs without recourse to the primary beneficiary of RMB1,671,476 and nil as of December 31, 2020 and 2021, respectively)			1,671,476
Total non-current liabilities	3,275,169	513,945	5,511,970
Total liabilities	9,127,019	1,432,228	18,146,219
Commitments and contingencies
Mezzanine Equity:
Convertible non-controlling interests	191,865	30,108
Total mezzanine equity	191,865	30,108
Shareholders' equity:
Treasury shares	(113,031)	(17,737)	(211,352)
Statutory reserves	167	26	8,038
Additional paid in capital	19,522,173	3,063,455	19,487,232
Accumulated deficit	(17,471,716)	(2,741,694)	(17,710,964)
Accumulated other comprehensive income	107,379	16,850	151,677
BEST Inc. shareholders' equity	2,070,960	324,978	1,750,619
Non-controlling interests	(45,961)	(7,212)	(26,015)
Total shareholders' equity	2,024,999	317,766	1,724,604
Total liabilities and shareholders' equity	11,343,883	1,780,102	19,870,823
Class A ordinary shares
Shareholders' equity:
Ordinary shares	16,532	2,594	16,532
Class B ordinary shares
Shareholders' equity:
Ordinary shares	6,178	970	6,178
Class C ordinary shares
Shareholders' equity:
Ordinary shares	¥ 3,278	$ 514	¥ 3,278